capital structure financial policies (Tables)	12 Months Ended
Dec. 31, 2020
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, December 31 ($ in millions)	Objective	2020	2019
Components of debt and coverage ratios
Net debt [1]		$19,826	$18,199
EBITDA – excluding restructuring and other costs [2]		$5,753	$5,688
Net interest cost [3] (Note 9)		$792	$755
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20 – 2.70 [4]	3.45	3.20
Coverage ratios
Earnings coverage [5]		3.2	4.0
EBITDA – excluding restructuring and other costs interest coverage [6]		7.3	7.5

*     EBITDA does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

1Net debt and total capitalization are calculated as follows:

As at December 31	Note	2020	2019
Long-term debt	26	$20,288	$18,474
Debt issuance costs netted against long-term debt		97	87
Derivative (assets) liabilities, net		120	(37)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt – excluding tax effects		69	110
Cash and temporary investments, net		(848)	(535)
Short-term borrowings	22	100	100
Net debt		19,826	18,199
Common equity		12,074	10,548
Less : accumulated other comprehensive income included in common equity above		(117)	(119)
Total capitalization		$31,783	$28,628

2EBITDA – excluding restructuring and other costs is calculated as follows:

Years ended December 31	Note	2020	2019
EBITDA	5	$5,494	$5,554
Restructuring and other costs	16	259	134
EBITDA – excluding restructuring and other costs		$5,753	$5,688

3

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).

4

Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at December 31, 2020, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following upcoming 2021, 2022 and 2023 spectrum auctions), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

5

Earnings coverage is defined by Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding amounts attributable to non-controlling interests.

6

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended December 31	Objective	2020	2019
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	67%	115%
Determined using most comparable IFRS-IASB measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)		84%	133%
1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

*      Free cash flow does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key measure that management, and investors, use to evaluate the performance of our business.

For the 12-month periods ended December 31 (millions)	2020	2019
TELUS Corporation Common Share dividends declared	$1,520	$1,358
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(561)	(290)
TELUS Corporation Common Share dividends declared – net of dividend reinvestment plan effects	$959	$1,068

Schedule of calculation of free cash flow, and the reconciliation to cash provided by operating activities

Our calculation of free cash flow, and the reconciliation to cash provided by operating activities, is as follows:

For the 12-month periods ended December 31 (millions)	Note	2020	2019
EBITDA	5	$5,494	$5,554
Deduct non-cash gains from the sale of property, plant and equipment		(4)	(21)
Restructuring and other costs, net of disbursements		35	(36)
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing		43	(118)
Effects of lease principal	31(b)	(365)	(333)
Leases accounted for as finance leases prior to adoption of IFRS 16		86	108
Items from the Consolidated statements of cash flows:
Share-based compensation, net	14	27	(2)
Net employee defined benefit plans expense	15	102	78
Employer contributions to employee defined benefit plans		(51)	(41)
Interest paid		(740)	(714)
Interest received		13	7
Capital expenditures (excluding spectrum licences)	5	(2,775)	(2,906)
Free cash flow before income taxes		1,865	1,576
Income taxes paid, net of refunds		(430)	(644)
Free cash flow		1,435	932
Add (deduct):
Capital expenditures (excluding spectrum licences)	5	2,775	2,906
Adjustments to reconcile to cash provided by operating activities		364	89
Cash provided by operating activities		$4,574	$3,927